Risk management (Details 2) - Probable Scenario [Member] R$ in Thousands	3 Months Ended
Mar. 31, 2024 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Total effect on the net financial result in (loss)	R$ (49,535)
United State Currency [Member]
IfrsStatementLineItems [Line Items]
Net currency exposure	R$ 272,009
Currency rate | Number	4.9962
Exchange rate estimated according to the scenario | Number	4.9700
Differences between the rates	0.0262%
Effect on net financial result R$ - (gain)	R$ 7,127
Japan Currency [Member]
IfrsStatementLineItems [Line Items]
Net currency exposure	R$ 39,077,331
Currency rate | Number	0.03301
Exchange rate estimated according to the scenario | Number	0.03446
Differences between the rates	(0.00145%)
Effect on the net financial result R$ - (loss)	R$ (56,662)